SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

20. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in non-cash balances related to operations are as follows:

	2017	2016
Increase in funds receivable from payment processors	$(4,768)	$(3,873)
Increase in accounts receivable	(3,684)	(1,069)
Increase in prepaid expenses and other assets	(945)	(219)
Decrease in other assets	54	50
Increase in accounts payable and accrued liabilities	1,663	805
(Decrease) increase in income taxes payable	(943)	1,360
Increase (decrease) in other liabilities	448	(484)
Increase in payable to loyalty program partners	12,325	3,716
	$4,150	$286